Goodwill and intangible assets - Terminal growth (Details)	Dec. 31, 2024	Dec. 31, 2023
Network Infrastructure
Intangible assets
Terminal growth rate	1.50%	1.00%
Post-tax discount rate	9.40%	9.30%
Mobile Networks
Intangible assets
Terminal growth rate	1.00%	1.00%
Post-tax discount rate	8.40%	8.30%
Cloud and Network Services
Intangible assets
Terminal growth rate	1.50%	1.00%
Post-tax discount rate	8.00%	7.70%